Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Canadian	$ 140	$ 196
Foreign	578	374
Current income tax, Total	718	570
Canadian	14	1
Foreign	(21)	112
Deferred income tax, Total	(7)	113
Income tax provision, Total	$ 711	$ 683